Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document and Entity Information
Entity Registrant Name	AGNICO EAGLE MINES LTD
Entity Central Index Key	0000002809
Document Type	40-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	232,699,237
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY